Basis of preparation and presentation (Tables)	12 Months Ended
Jun. 30, 2022
Basis of Preparation and Presentation [Abstract]
Schedule of consolidated financial statements
		Ownership %
		2022	2021	2020
Jaborandi Agrícola Ltda. (c)	Brazil	-	-	99.99
Imobiliária Jaborandi Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Cremaq Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Engenho Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Araucária Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Mogno Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Cajueiro Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Ceibo Ltda.	Brazil	99.99	99.99	99.99
Imobiliária Flamboyant Ltda.	Brazil	99.99	99.99	99.99
Palmeiras S.A.	Paraguay	99.99	99.99	99.99
Agropecuaria Morotí S.A.	Paraguay	99.99	99.99	99.99
Agrifirma Agro Ltda.	Brazil	99.99	99.99	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	99.99	99.99	99.99
I.A. Agro Ltda. (a)	Brazil	99.99	99.99	99.99
GL Empreendimentos e Participações Ltda.(a)	Brazil	-	99.99	99.99
Agrifirma Delaware LLC (a)	Brazil	-	-	100
Avante Comercializadora S.A.	Brazil	-	100	-
Agropecuaria Acres Del Sud S.A. (b)	Bolivia	100	100	-
Ombú Agropecuaria S.A. (b)	Bolivia	100	100	-
Yuchán Agropecuaria S.A.(b)	Bolivia	100	100	-
Yatay Agropecuaria S.A. (b)	Bolivia	100	100	-

Schedule of straight-line method over their estimated useful lives
	Annual depreciation rates %
	2022	2021	2020
Buildings and improvements	3	3	2-25
Equipment and facilities	7	7	10
Vehicles and agricultural machinery	7	7	13-20
Furniture and fixtures	10	10	10
Opening of areas	5	5	5-20
Permanent cultures	20	20	16-27

Schedule of comparative periods
	2021			2020
	Originally presented	Effects of Change in classification	After change in classification	Originally presented	Effect of Change in classification	After change in classification
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	317,646	-	317,646	119,554	-	119,554
Gain on sale of farms	(53,097)	21,360	(31,737)	(61,420)	15,538	(45,882)
Trade accounts payable	4,136	(55,192)	(51,056)	(35,698)	(24,173)	(59,871)
Other operational cash flows	(117,453)	-	(117,453)	46,588	-	46,588
Net cash flows from operating activities	151,232	(33,832)	117,400	69,024	(8,635)	60,389

CASH FLOW FROM INVESTING ACTIVITIES
Additions to investment properties	(55,192)	55,192	-	(24,173)	24,173	-
Cash received from sale of farms	21,360	(21,360)	-	15,538	(15,538)	-
Other investing cashflows	(180,177)	-	(180,177)	(20,660)	-	(20,660)
Net cashflows used in investing activities	(214,009)	33,832	(180,177)	(29,295)	8,635	(20,660)

Schedule of initial adoption of IFRS 16
	As previously stated	Reclassifications	Reclassified	Impacts - IFRS 16	After adoption of IFRS 16
Assets
Right-of-use of leases (Note 13)	-	-	-	92,794	92,794
Other assets	1,357,614	-	1,357,614	-	1,357,614

Total	1,357,614	-	1,357,614	92,794	1,450,408

Liabilities and shareholders’ equity
Lease payable (Note 14)	-	47,446	47,446	92,794	140,240
Trade account payables and other liabilities	138,654	(26,249)	112,405	-	112,405
Financial lease	21,197	(21,197)	-	-	-
Related-party transactions	2,405	-	2,405	-	2,405
Other liabilities	314,825	-	314,825	-	314,825
Shareholders’ Equity	880,533	-	880,533	-	880,533

Total	1,357,614	-	1,357,614	92,794	1,450,408